Capital and reserves - Summary Of Movements In GHI and GHL (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares
Disclosure of classes of share capital [line items]
In issue on January 1	198,538	161,371	140,786
Issued for acquisition of NCI/ in business combination	964	19,332	1,134
Issued for cash	0	0	0
Restricted share units vested	11,810	10,166	10,253
Exchange for GHL Class A and Class B ordinary shares as part of Reverse Recapitalization	(305,609)	0	0
Exercise of share options	61,845	7,669	9,198
Restricted Ordinary Shares	32,452	0	0
In issue at December 31 – fully paid	0	198,538	161,371
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Restricted share units vested	276
Restricted ordinary shares issued but not paid	0
Exchange of GHI ordinary shares and CRPS	3,152,143
Merger with AGC	62,491
Issued for cash to external investors	404,009
In issue at December 31	3,619,098
Exercise of share options	179
In issue at December 31 – fully paid	3,619,098
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Restricted share units vested	0
Restricted ordinary shares issued but not paid	(32,452)
Exchange of GHI ordinary shares and CRPS	122,882
Merger with AGC	0
Issued for cash to external investors	0
In issue at December 31	122,882
Exercise of share options	0
In issue at December 31 – fully paid	90,430
Convertible Redeemable Preference Shares [Member]
Disclosure of classes of share capital [line items]
In issue on January 1	2,871,351	2,576,688	2,166,043
Issued for acquisition of NCI/ in business combination	0	652	869
Issued for cash	98,065	294,011	409,776
Restricted share units vested	0	0	0
Exchange for GHL Class A and Class B ordinary shares as part of Reverse Recapitalization	(2,969,416)	0	0
Exercise of share options	0	0	0
Restricted Ordinary Shares	0		0
In issue at December 31 – fully paid	0	2,871,351	2,576,688